Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Line Items]
Expected applicable tax rate	20.60%